Provisions - Summary of Changes in Groups Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	€ 29	€ 29
Charged/(credited) to the consolidated statement of operations:
Additional provisions	16	29
Reversal of unutilized amounts	(10)	(7)
Exchange differences	1	3
Utilized	(12)	(25)
Ending balance ,carrying amount	24	29
Current portion	21	26
Non-current portion	3	3
Legal contingencies
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	10	4
Charged/(credited) to the consolidated statement of operations:
Additional provisions	4	6
Reversal of unutilized amounts	(2)	0
Exchange differences	1	1
Utilized	(2)	(1)
Ending balance ,carrying amount	11	10
Current portion	11	10
Non-current portion	0	0
Indirect tax
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	8	8
Charged/(credited) to the consolidated statement of operations:
Additional provisions	3	4
Reversal of unutilized amounts	(3)	(4)
Exchange differences	0	1
Utilized	0	(1)
Ending balance ,carrying amount	8	8
Current portion	8	8
Non-current portion	0	0
Onerous contracts
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	5	10
Charged/(credited) to the consolidated statement of operations:
Additional provisions	9	19
Reversal of unutilized amounts	(3)	(2)
Exchange differences	0	1
Utilized	(10)	(23)
Ending balance ,carrying amount	1	5
Current portion	1	5
Non-current portion	0	0
Other
Disclosure of other provisions [line items]
Beginning balance ,carrying amount	6	7
Charged/(credited) to the consolidated statement of operations:
Additional provisions	0	0
Reversal of unutilized amounts	(2)	(1)
Exchange differences	0	0
Utilized	0	0
Ending balance ,carrying amount	4	6
Current portion	1	3
Non-current portion	€ 3	€ 3